ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

HNO International, Inc. (the “Company”) was incorporated in the State of Nevada on May 2, 2005 under the name American Bonanza Resources Limited. On August 4, 2009, the Company acquired Clenergen Corporation Limited (UK), a United Kingdom corporation (“Limited”), and succeeded to the business of Limited. Limited acquired the assets of Rootchange Limited, a biofuel and biomass research and development company, in April 2009. On March 19, 2009, the Company changes its name to Clenergen Corporation. On July 8, 2020, the Company changed its name to Excoin Ltd. and on August 31, 2021, the Company changed its name to HNO International, Inc. its current name.

The Company specializes in the design, integration, and development of green hydrogen-based clean energy technologies. With the Company’s management having over 13 years of experience in the field of green hydrogen production, the Company is committed to providing scalable products that help businesses and communities decarbonize, reduce emissions, and cut operational costs. HNO stands for Hydrogen and Oxygen. The Company is at the forefront of developing innovative solutions, such as the Compact Hydrogen Refueling System (CHRS) and the Compact Hydrogen Production System (CHPS), which can be used to produce green hydrogen for various applications including fuel cell electric vehicles, hydrogen internal combustion engines, heating, and cooking. The CHPS is highly scalable, capable of producing 100-2,000 (or more) kilograms of hydrogen per day for commercial use in various applications. In addition, the Company develops energy systems that complement the zero-emissions EV infrastructure, reduce harmful emissions, and cut maintenance costs of commercial diesel fleets. By integrating components from leading industry partners, the Company aims to transition fossil fuels to cleaner alternatives and promote lower emissions.

Basis of presentation

Our financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and with the rules and regulations of the SEC to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. These financial statements should be read in conjunction with our unaudited financial statements for the reporting period ended October 31, 2022, and notes thereto.

Note 1 – Organization and basis of accounting

Organization

HNO International, Inc. (the “Company”) was incorporated in the State of Nevada on May 2, 2005 under the name American Bonanza Resources Limited. On August 4, 2009, the Company acquired Clenergen Corporation Limited (UK), a United Kingdom corporation (“Limited”), and succeeded to the business of Limited. Limited acquired the assets of Rootchange Limited, a biofuel and biomass research and development company, in April 2009. On March 19, 2009, the Company changes its name to Clenergen Corporation. On July 8, 2020, the Company changed its name to Excoin Ltd. and on August 31, 2021, the Company changed its name to HNO International, Inc. its current name.

The Company focuses on systems engineering design, integration, and product development for the generation of green hydrogen based solutions to help businesses and communities decarbonize in the near term. For over a decade, the Company’s management has developed innovative hydrogen systems that create, store, and distribute green hydrogen at low costs, and foster emissions reductions.

The global green hydrogen market was valued at $0.3 billion in 2020 and is expected to grow to $9.8 billion by 2028, representing a 54.7% CAGR. The Company is uniquely positioned to be a significant player in this growth.